Schedule of Convertible Notes (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
December 2025 convertible notes- current	$ 20,059	$ 129,017,286
June 2026 convertible notes- noncurrent	1,006,515,000
Total	1,006,535,059	129,017,286
May Two Thousand And Twenty Six Convertible Notes [Member]
Short-Term Debt [Line Items]
June 2026 convertible notes- noncurrent	334,515,000
June Two Thousand And Twenty Six Convertible Notes [Member]
Short-Term Debt [Line Items]
June 2026 convertible notes- noncurrent	$ 672,000,000